Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COMMERCE FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2012
Supplement Text Block	cf1_SupplementTextBlock

THE COMMERCE FUNDS

The Growth Fund

The MidCap Growth Fund

The Bond Fund

The Short-Term Government Fund

The National Tax-Free Intermediate Bond Fund

The Missouri Tax-Free Intermediate Bond Fund

The Kansas Tax-Free Intermediate Bond Fund

Supplement dated June 21, 2012 to the

Prospectus dated March 1, 2012 (the “Prospectus”)

Effective July 1, 2012, Commerce Investment Advisors, Inc. has entered into a Fee Reduction Commitment to reduce the management fee rate of the Growth, MidCap Growth, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds. Accordingly, the expenses in the fee tables below have been restated to reflect the management fee reduction.

The following replaces in its entirety the table and its accompanying footnotes in the “Commerce Growth Fund – Summary – Fees and Expenses of the Fund” section on page 2 of the Prospectus:

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Sales Charge (load) Imposed on Reinvested Distributions	None
Maximum Deferred Sales Charge (load) Imposed on Redemptions	None
Redemption Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (1)	0.65%
Other Expenses (2)	0.41%

Total Annual Fund Operating Expenses (1)	1.06%
Less Fee Waiver and/or Expense Reimbursement (3)	0.00%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (1)	1.06%

(1)	“Management Fees,” “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” have been restated to reflect reduced Management Fees effective July 1, 2012.

(2)	“Other Expenses” have been restated to reflect current expenses.

(3)	Commerce Investment Advisors, Inc. (“Commerce” or the “Adviser”) has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes and extraordinary expenses, during the current fiscal year to 1.13% of the Fund’s average daily net assets through March 1, 2013. After this date, the Adviser or the Fund may terminate the contractual arrangement.

Example:  This Example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$108	$337	$585	$1,294

The following replaces in its entirety the table and its accompanying footnotes in the “Commerce MidCap Growth Fund – Summary – Fees and Expenses of the Fund” section on page 10 of the Prospectus:

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Sales Charge (load) Imposed on Reinvested Distributions	None
Maximum Deferred Sales Charge (load) Imposed on Redemptions	None
Redemption Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (1)	0.65%
Other Expenses (2)	0.44%

Total Annual Fund Operating Expenses (1)	1.09%

(1)	“Management Fees” and “Total Annual Fund Operating Expenses” have been restated to reflect reduced Management Fees effective July 1, 2012.

(2)	“Other Expenses” have been restated to reflect current expenses.

Example:  This Example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$111	$347	$601	$1,329

The following replaces in its entirety the table and its accompanying footnotes in the “Commerce Bond Fund – Summary – Fees and Expenses of the Fund” section on page 14 of the Prospectus:

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Sales Charge (load) Imposed on Reinvested Distributions	None
Maximum Deferred Sales Charge (load) Imposed on Redemptions	None
Redemption Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (1)	0.43%
Other Expenses (2)	0.31%

Total Annual Fund Operating Expenses (1)	0.74%
Less Fee Waiver and/or Expense Reimbursement (3)	0.00%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (1)	0.74%

(1)	“Management Fees,” Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” have been restated to reflect reduced Management Fees effective July 1, 2012.

(2)	“Other Expenses” have been restated to reflect current expenses.

(3)	The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes and extraordinary expenses, during the current fiscal year to 0.88% of the Fund’s average daily net assets through March 1, 2013. After this date, the Adviser or the Fund may terminate the contractual arrangement.

Example:  This Example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$76	$237	$411	$918

The following replaces in its entirety the table and its accompanying footnotes in the “Commerce Short-Term Government Fund – Summary – Fees and Expenses of the Fund” section on page 19 of the Prospectus:

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Sales Charge (load) Imposed on Reinvested Distributions	None
Maximum Deferred Sales Charge (load) Imposed on Redemptions	None
Redemption Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (1)	0.47%
Other Expenses (2)	0.33%

Total Annual Fund Operating Expenses (1)	0.80%
Less Fee Waiver and/or Expense Reimbursement (3)	0.12%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (1)	0.68%

(1)	“Management Fees,” “ Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” have been restated to reflect reduced Management Fees effective July 1, 2012.

(2)	“Other Expenses” have been restated to reflect current expenses.

(3)	The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes and extraordinary expenses, during the current fiscal year to 0.68% of the Fund’s average daily net assets through March 1, 2013. After this date, the Adviser or the Fund may terminate the contractual arrangement.

Example:  This Example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$69	$243	$432	$979

The following replaces in its entirety the table and its accompanying footnotes in the “Commerce National Tax-Free Intermediate Bond Fund – Summary – Fees and Expenses of the Fund” section on page 24 of the Prospectus:

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Sales Charge (load) Imposed on Reinvested Distributions	None
Maximum Deferred Sales Charge (load) Imposed on Redemptions	None
Redemption Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (1)	0.41%
Other Expenses (2)	0.28%

Total Annual Fund Operating Expenses (1)	0.69%
Less Fee Waiver and/or Expense Reimbursement (3)	0.00%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (1)	0.69%

(1)	“Management Fees,” “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” have been restated to reflect reduced Management Fees effective July 1, 2012.

(2)	“Other Expenses” have been restated to reflect current expenses.

(3)	The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes and extraordinary expenses, during the current fiscal year to 0.70% of the Fund’s average daily net assets through March 1, 2013. After this date, the Adviser or the Fund may terminate the contractual arrangement.

Example:  This Example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$70	$221	$384	$859

The following replaces in its entirety the table and its accompanying footnotes in the “Commerce Missouri Tax-Free Intermediate Bond Fund – Summary – Fees and Expenses of the Fund” section on page 29 of the Prospectus:

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Sales Charge (load) Imposed on Reinvested Distributions	None
Maximum Deferred Sales Charge (load) Imposed on Redemptions	None
Redemption Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (1)	0.37%
Other Expenses (2)	0.29%

Total Annual Fund Operating Expenses (1)	0.66%
Less Fee Waiver and/or Expense Reimbursement (3)	0.00%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (1)	0.66%

(1)	“Management Fees,” “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” have been restated to reflect reduced Management Fees effective July 1, 2012.

(2)	“Other Expenses” have been restated to reflect current expenses.

(3)	The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes and extraordinary expenses, during the current fiscal year to 0.70% of the Fund’s average daily net assets through March 1, 2013. After this date, the Adviser or the Fund may terminate the contractual arrangement.

Example:  This Example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$67	$211	$368	$822

The following replaces in its entirety the table and its accompanying footnotes in the “Commerce Kansas Tax-Free Intermediate Bond Fund – Summary – Fees and Expenses of the Fund” section on page 34 of the Prospectus:

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Sales Charge (load) Imposed on Reinvested Distributions	None
Maximum Deferred Sales Charge (load) Imposed on Redemptions	None
Redemption Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (1)	0.49%
Other Expenses (2)	0.36%

Total Annual Fund Operating Expenses (1)	0.85%
Less Fee Waiver and/or Expense Reimbursement (3)	0.15%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (1)	0.70%

(1)	“Management Fees,” “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” have been restated to reflect reduced Management Fees effective July 1, 2012.

(2)	“Other Expenses” have been restated to reflect current expenses.

(3)	The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes and extraordinary expenses, during the current fiscal year to 0.70% of the Fund’s average daily net assets through March 1, 2013. After this date, the Adviser or the Fund may terminate the contractual arrangement.

Example:  This Example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$72	$256	$457	$1,035

Commerce Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	cf1_SupplementTextBlock

THE COMMERCE FUNDS

The Growth Fund

The MidCap Growth Fund

The Bond Fund

The Short-Term Government Fund

The National Tax-Free Intermediate Bond Fund

The Missouri Tax-Free Intermediate Bond Fund

The Kansas Tax-Free Intermediate Bond Fund

Supplement dated June 21, 2012 to the

Prospectus dated March 1, 2012 (the “Prospectus”)

Effective July 1, 2012, Commerce Investment Advisors, Inc. has entered into a Fee Reduction Commitment to reduce the management fee rate of the Growth, MidCap Growth, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds. Accordingly, the expenses in the fee tables below have been restated to reflect the management fee reduction.

The following replaces in its entirety the table and its accompanying footnotes in the “Commerce Growth Fund – Summary – Fees and Expenses of the Fund” section on page 2 of the Prospectus:

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Sales Charge (load) Imposed on Reinvested Distributions	None
Maximum Deferred Sales Charge (load) Imposed on Redemptions	None
Redemption Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (1)	0.65%
Other Expenses (2)	0.41%

Total Annual Fund Operating Expenses (1)	1.06%
Less Fee Waiver and/or Expense Reimbursement (3)	0.00%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (1)	1.06%

(1)	“Management Fees,” “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” have been restated to reflect reduced Management Fees effective July 1, 2012.

(2)	“Other Expenses” have been restated to reflect current expenses.

(3)	Commerce Investment Advisors, Inc. (“Commerce” or the “Adviser”) has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes and extraordinary expenses, during the current fiscal year to 1.13% of the Fund’s average daily net assets through March 1, 2013. After this date, the Adviser or the Fund may terminate the contractual arrangement.

Example:  This Example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$108	$337	$585	$1,294

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2013
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses" have been restated to reflect current expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Commerce Growth Fund | Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (load) Imposed on Reinvested Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (load) Imposed on Redemptions	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fees	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.41%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%	[1]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.06%	[1]
1 Year	rr_ExpenseExampleYear01	108
3 Years	rr_ExpenseExampleYear03	337
5 Years	rr_ExpenseExampleYear05	585
10 Years	rr_ExpenseExampleYear10	1,294
Commerce MidCap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	cf1_SupplementTextBlock

THE COMMERCE FUNDS

The Growth Fund

The MidCap Growth Fund

The Bond Fund

The Short-Term Government Fund

The National Tax-Free Intermediate Bond Fund

The Missouri Tax-Free Intermediate Bond Fund

The Kansas Tax-Free Intermediate Bond Fund

Supplement dated June 21, 2012 to the

Prospectus dated March 1, 2012 (the “Prospectus”)

Effective July 1, 2012, Commerce Investment Advisors, Inc. has entered into a Fee Reduction Commitment to reduce the management fee rate of the Growth, MidCap Growth, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds. Accordingly, the expenses in the fee tables below have been restated to reflect the management fee reduction.

The following replaces in its entirety the table and its accompanying footnotes in the “Commerce MidCap Growth Fund – Summary – Fees and Expenses of the Fund” section on page 10 of the Prospectus:

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Sales Charge (load) Imposed on Reinvested Distributions	None
Maximum Deferred Sales Charge (load) Imposed on Redemptions	None
Redemption Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (1)	0.65%
Other Expenses (2)	0.44%

Total Annual Fund Operating Expenses (1)	1.09%

(1)	“Management Fees” and “Total Annual Fund Operating Expenses” have been restated to reflect reduced Management Fees effective July 1, 2012.

(2)	“Other Expenses” have been restated to reflect current expenses.

Example:  This Example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$111	$347	$601	$1,329

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses" have been restated to reflect current expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Commerce MidCap Growth Fund | MidCap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (load) Imposed on Reinvested Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (load) Imposed on Redemptions	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fees	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.44%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%	[4]
1 Year	rr_ExpenseExampleYear01	111
3 Years	rr_ExpenseExampleYear03	347
5 Years	rr_ExpenseExampleYear05	601
10 Years	rr_ExpenseExampleYear10	1,329
Commerce Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	cf1_SupplementTextBlock

THE COMMERCE FUNDS

The Growth Fund

The MidCap Growth Fund

The Bond Fund

The Short-Term Government Fund

The National Tax-Free Intermediate Bond Fund

The Missouri Tax-Free Intermediate Bond Fund

The Kansas Tax-Free Intermediate Bond Fund

Supplement dated June 21, 2012 to the

Prospectus dated March 1, 2012 (the “Prospectus”)

Effective July 1, 2012, Commerce Investment Advisors, Inc. has entered into a Fee Reduction Commitment to reduce the management fee rate of the Growth, MidCap Growth, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds. Accordingly, the expenses in the fee tables below have been restated to reflect the management fee reduction.

The following replaces in its entirety the table and its accompanying footnotes in the “Commerce Bond Fund – Summary – Fees and Expenses of the Fund” section on page 14 of the Prospectus:

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Sales Charge (load) Imposed on Reinvested Distributions	None
Maximum Deferred Sales Charge (load) Imposed on Redemptions	None
Redemption Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (1)	0.43%
Other Expenses (2)	0.31%

Total Annual Fund Operating Expenses (1)	0.74%
Less Fee Waiver and/or Expense Reimbursement (3)	0.00%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (1)	0.74%

(1)	“Management Fees,” Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” have been restated to reflect reduced Management Fees effective July 1, 2012.

(2)	“Other Expenses” have been restated to reflect current expenses.

(3)	The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes and extraordinary expenses, during the current fiscal year to 0.88% of the Fund’s average daily net assets through March 1, 2013. After this date, the Adviser or the Fund may terminate the contractual arrangement.

Example:  This Example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$76	$237	$411	$918

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2013
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses" have been restated to reflect current expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Commerce Bond Fund | Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (load) Imposed on Reinvested Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (load) Imposed on Redemptions	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fees	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.43%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%	[1]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.74%	[1]
1 Year	rr_ExpenseExampleYear01	76
3 Years	rr_ExpenseExampleYear03	237
5 Years	rr_ExpenseExampleYear05	411
10 Years	rr_ExpenseExampleYear10	918
Commerce Short-Term Government Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	cf1_SupplementTextBlock

THE COMMERCE FUNDS

The Growth Fund

The MidCap Growth Fund

The Bond Fund

The Short-Term Government Fund

The National Tax-Free Intermediate Bond Fund

The Missouri Tax-Free Intermediate Bond Fund

The Kansas Tax-Free Intermediate Bond Fund

Supplement dated June 21, 2012 to the

Prospectus dated March 1, 2012 (the “Prospectus”)

Effective July 1, 2012, Commerce Investment Advisors, Inc. has entered into a Fee Reduction Commitment to reduce the management fee rate of the Growth, MidCap Growth, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds. Accordingly, the expenses in the fee tables below have been restated to reflect the management fee reduction.

The following replaces in its entirety the table and its accompanying footnotes in the “Commerce Short-Term Government Fund – Summary – Fees and Expenses of the Fund” section on page 19 of the Prospectus:

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Sales Charge (load) Imposed on Reinvested Distributions	None
Maximum Deferred Sales Charge (load) Imposed on Redemptions	None
Redemption Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (1)	0.47%
Other Expenses (2)	0.33%

Total Annual Fund Operating Expenses (1)	0.80%
Less Fee Waiver and/or Expense Reimbursement (3)	0.12%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (1)	0.68%

(1)	“Management Fees,” “ Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” have been restated to reflect reduced Management Fees effective July 1, 2012.

(2)	“Other Expenses” have been restated to reflect current expenses.

(3)	The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes and extraordinary expenses, during the current fiscal year to 0.68% of the Fund’s average daily net assets through March 1, 2013. After this date, the Adviser or the Fund may terminate the contractual arrangement.

Example:  This Example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$69	$243	$432	$979

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2013
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses" have been restated to reflect current expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Commerce Short-Term Government Fund | Short-Term Government Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (load) Imposed on Reinvested Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (load) Imposed on Redemptions	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fees	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.47%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%	[1]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.12%	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.68%	[1]
1 Year	rr_ExpenseExampleYear01	69
3 Years	rr_ExpenseExampleYear03	243
5 Years	rr_ExpenseExampleYear05	432
10 Years	rr_ExpenseExampleYear10	979
Commerce National Tax-Free Intermediate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	cf1_SupplementTextBlock

THE COMMERCE FUNDS

The Growth Fund

The MidCap Growth Fund

The Bond Fund

The Short-Term Government Fund

The National Tax-Free Intermediate Bond Fund

The Missouri Tax-Free Intermediate Bond Fund

The Kansas Tax-Free Intermediate Bond Fund

Supplement dated June 21, 2012 to the

Prospectus dated March 1, 2012 (the “Prospectus”)

Effective July 1, 2012, Commerce Investment Advisors, Inc. has entered into a Fee Reduction Commitment to reduce the management fee rate of the Growth, MidCap Growth, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds. Accordingly, the expenses in the fee tables below have been restated to reflect the management fee reduction.

The following replaces in its entirety the table and its accompanying footnotes in the “Commerce National Tax-Free Intermediate Bond Fund – Summary – Fees and Expenses of the Fund” section on page 24 of the Prospectus:

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Sales Charge (load) Imposed on Reinvested Distributions	None
Maximum Deferred Sales Charge (load) Imposed on Redemptions	None
Redemption Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (1)	0.41%
Other Expenses (2)	0.28%

Total Annual Fund Operating Expenses (1)	0.69%
Less Fee Waiver and/or Expense Reimbursement (3)	0.00%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (1)	0.69%

(1)	“Management Fees,” “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” have been restated to reflect reduced Management Fees effective July 1, 2012.

(2)	“Other Expenses” have been restated to reflect current expenses.

(3)	The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes and extraordinary expenses, during the current fiscal year to 0.70% of the Fund’s average daily net assets through March 1, 2013. After this date, the Adviser or the Fund may terminate the contractual arrangement.

Example:  This Example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$70	$221	$384	$859

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2013
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses" have been restated to reflect current expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Commerce National Tax-Free Intermediate Bond Fund | National Tax-Free Intermediate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (load) Imposed on Reinvested Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (load) Imposed on Redemptions	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fees	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.41%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%	[1]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[7]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.69%	[1]
1 Year	rr_ExpenseExampleYear01	70
3 Years	rr_ExpenseExampleYear03	221
5 Years	rr_ExpenseExampleYear05	384
10 Years	rr_ExpenseExampleYear10	859
Commerce Missouri Tax-Free Intermediate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	cf1_SupplementTextBlock

THE COMMERCE FUNDS

The Growth Fund

The MidCap Growth Fund

The Bond Fund

The Short-Term Government Fund

The National Tax-Free Intermediate Bond Fund

The Missouri Tax-Free Intermediate Bond Fund

The Kansas Tax-Free Intermediate Bond Fund

Supplement dated June 21, 2012 to the

Prospectus dated March 1, 2012 (the “Prospectus”)

Effective July 1, 2012, Commerce Investment Advisors, Inc. has entered into a Fee Reduction Commitment to reduce the management fee rate of the Growth, MidCap Growth, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds. Accordingly, the expenses in the fee tables below have been restated to reflect the management fee reduction.

The following replaces in its entirety the table and its accompanying footnotes in the “Commerce Missouri Tax-Free Intermediate Bond Fund – Summary – Fees and Expenses of the Fund” section on page 29 of the Prospectus:

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Sales Charge (load) Imposed on Reinvested Distributions	None
Maximum Deferred Sales Charge (load) Imposed on Redemptions	None
Redemption Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (1)	0.37%
Other Expenses (2)	0.29%

Total Annual Fund Operating Expenses (1)	0.66%
Less Fee Waiver and/or Expense Reimbursement (3)	0.00%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (1)	0.66%

(1)	“Management Fees,” “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” have been restated to reflect reduced Management Fees effective July 1, 2012.

(2)	“Other Expenses” have been restated to reflect current expenses.

(3)	The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes and extraordinary expenses, during the current fiscal year to 0.70% of the Fund’s average daily net assets through March 1, 2013. After this date, the Adviser or the Fund may terminate the contractual arrangement.

Example:  This Example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$67	$211	$368	$822

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2013
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses" have been restated to reflect current expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Commerce Missouri Tax-Free Intermediate Bond Fund | Missouri Tax-Free Intermediate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (load) Imposed on Reinvested Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (load) Imposed on Redemptions	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fees	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.37%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%	[1]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[7]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.66%	[1]
1 Year	rr_ExpenseExampleYear01	67
3 Years	rr_ExpenseExampleYear03	211
5 Years	rr_ExpenseExampleYear05	368
10 Years	rr_ExpenseExampleYear10	822
Commerce Kansas Tax-Free Intermediate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	cf1_SupplementTextBlock

THE COMMERCE FUNDS

The Growth Fund

The MidCap Growth Fund

The Bond Fund

The Short-Term Government Fund

The National Tax-Free Intermediate Bond Fund

The Missouri Tax-Free Intermediate Bond Fund

The Kansas Tax-Free Intermediate Bond Fund

Supplement dated June 21, 2012 to the

Prospectus dated March 1, 2012 (the “Prospectus”)

Effective July 1, 2012, Commerce Investment Advisors, Inc. has entered into a Fee Reduction Commitment to reduce the management fee rate of the Growth, MidCap Growth, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds. Accordingly, the expenses in the fee tables below have been restated to reflect the management fee reduction.

The following replaces in its entirety the table and its accompanying footnotes in the “Commerce Kansas Tax-Free Intermediate Bond Fund – Summary – Fees and Expenses of the Fund” section on page 34 of the Prospectus:

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Sales Charge (load) Imposed on Reinvested Distributions	None
Maximum Deferred Sales Charge (load) Imposed on Redemptions	None
Redemption Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (1)	0.49%
Other Expenses (2)	0.36%

Total Annual Fund Operating Expenses (1)	0.85%
Less Fee Waiver and/or Expense Reimbursement (3)	0.15%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (1)	0.70%

(1)	“Management Fees,” “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” have been restated to reflect reduced Management Fees effective July 1, 2012.

(2)	“Other Expenses” have been restated to reflect current expenses.

(3)	The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes and extraordinary expenses, during the current fiscal year to 0.70% of the Fund’s average daily net assets through March 1, 2013. After this date, the Adviser or the Fund may terminate the contractual arrangement.

Example:  This Example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$72	$256	$457	$1,035

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2013
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses" have been restated to reflect current expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Commerce Kansas Tax-Free Intermediate Bond Fund | Kansas Tax-Free Intermediate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (load) Imposed on Reinvested Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Deferred Sales Charge (load) Imposed on Redemptions	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fees	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.49%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.36%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%	[1]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.15%	[7]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.70%	[1]
1 Year	rr_ExpenseExampleYear01	72
3 Years	rr_ExpenseExampleYear03	256
5 Years	rr_ExpenseExampleYear05	457
10 Years	rr_ExpenseExampleYear10	1,035

[1]	"Management Fees," "Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement" have been restated to reflect reduced Management Fees effective July 1, 2012.
[2]	"Other Expenses" have been restated to reflect current expenses.
[3]	Commerce Investment Advisors, Inc. ("Commerce" or the "Adviser") has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes and extraordinary expenses, during the current fiscal year to 1.13% of the Fund's average daily net assets through March 1, 2013. After this date, the Adviser or the Fund may terminate the contractual arrangement.
[4]	"Management Fees" and "Total Annual Fund Operating Expenses" have been restated to reflect reduced Management Fees effective July 1, 2012.
[5]	The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes and extraordinary expenses, during the current fiscal year to 0.88% of the Fund's average daily net assets through March 1, 2013. After this date, the Adviser or the Fund may terminate the contractual arrangement.
[6]	The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes and extraordinary expenses, during the current fiscal year to 0.68% of the Fund's average daily net assets through March 1, 2013. After this date, the Adviser or the Fund may terminate the contractual arrangement.
[7]	The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes and extraordinary expenses, during the current fiscal year to 0.70% of the Fund's average daily net assets through March 1, 2013. After this date, the Adviser or the Fund may terminate the contractual arrangement.